UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   January 25, 2007

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  154421

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
America Movil                  COM              02364W105     3004    48925 SH       SOLE                    48925
American Tower                 COM              029912201     5616   131820 SH       SOLE                   131820
Amphenol                       COM              032095101     5686   122630 SH       SOLE                   122630
Automatic Data Processing      COM              053015103     5008   112455 SH       SOLE                   112455
BHP Billiton                   COM              088606108     3025    43185 SH       SOLE                    43185
Berkshire Hathaway B           COM              084670207     5953     1257 SH       SOLE                     1257
CVS Caremark                   COM              126650100     5663   142471 SH       SOLE                   142471
Cisco Systems                  COM              17275R102     6059   223835 SH       SOLE                   223835
Coach                          COM              189754104     3240   105960 SH       SOLE                   105960
Colgate Palmolive              COM              194162103     5952    76345 SH       SOLE                    76345
ConocoPhillips                 COM              20825C104     4799    54345 SH       SOLE                    54345
Corning                        COM              219350105     4706   196170 SH       SOLE                   196170
Coventry Healthcare            COM              222862104     4451    75122 SH       SOLE                    75122
Danaher                        COM              235851102     5931    67592 SH       SOLE                    67592
Diageo                         COM              25243Q205     5585    65065 SH       SOLE                    65065
EOG Resources                  COM              26875P101     5494    61558 SH       SOLE                    61558
Estee Lauder                   COM              518439104     4010    91955 SH       SOLE                    91955
Exxon Mobil                    COM              30231G102      453     4840 SH       SOLE                     4840
Franklin Resources             COM              354613101     5096    44538 SH       SOLE                    44538
Genzyme                        COM              372917104     5412    72705 SH       SOLE                    72705
J P Morgan Chase & Co.         COM              46625H100     3898    89308 SH       SOLE                    89308
Johnson & Johnson              COM              478160104     6419    96237 SH       SOLE                    96237
Metlife                        COM              59156R108     4415    71645 SH       SOLE                    71645
Microsoft                      COM              594918104     5330   149715 SH       SOLE                   149715
PepsiCo                        COM              713448108     5871    77350 SH       SOLE                    77350
Qiagen                         COM              N72482107     1063    50522 SH       SOLE                    50522
Simpson Manufacturing          COM              829073105     1950    73332 SH       SOLE                    73332
Suncor Energy                  COM              867229106     4744    43629 SH       SOLE                    43629
Texas Instruments              COM              882508104     4615   138184 SH       SOLE                   138184
United Parcel Service          COM              911312106     4772    67480 SH       SOLE                    67480
United Technologies            COM              913017109     6788    88689 SH       SOLE                    88689
VeriSign                       COM              92343E102     3598    95660 SH       SOLE                    95660
Wells Fargo                    COM              949746101     4560   151030 SH       SOLE                   151030
Standard&Poors                                  78462F103      996 6813.000 SH       SOLE                 6813.000
Vanguard FTSE All World                         922042775      259 4425.000 SH       SOLE                 4425.000